RELATED PARTIES TRANSACTIONS	9 Months Ended
Sep. 30, 2020
Related party transactions [abstract]
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

b)	Compensation of Key Management Personnel

The Company incurred management fees for services provided by key management personnel for the three and nine months ended September 30, 2020 and 2019 as described below.

	Three Months ended September 30,				Nine months Ended September 30,
	2020		2019		2020		2019
	$		$		$		$

Management Fees		44,656		62,968		150,222		164,478
Stock-based Compensation		-		-		-		30,000

		44,656		62,968		150,222		194,478